Debt - Narrative (Details) - USD ($)				1 Months Ended	6 Months Ended
	Jun. 20, 2015	Jun. 19, 2015	Apr. 14, 2015	Jun. 30, 2010	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Current portion of long-term debt - debt issuance costs					$ 9,100,000	$ 7,600,000
Long-term debt - debt issuance costs					55,200,000	70,800,000
Due to related parties					324,100,000	346,500,000
US $420 Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 420,000,000			420,000,000	420,000,000
Unused borrowing capacity fee (percent)		0.90%
Debt instrument, monthly payment		$ 3,000,000
Debt instrument, periodic payment terms, balloon payments to be paid		143,000,000
Line of Credit Facility, amount outstanding		$ 336,000,000			333,000,000
Repayments of debt	$ 3,000,000
Debt instrument, covenant compliance, net leverage to EBITDA, period one		6.0
Debt instrument, covenant compliance, net leverage to EBITDA, period two		5.50
Debt instrument, covenant compliance, net leverage to EBITDA		4.50
Debt instrument, minimum market value of facility to loan outstanding (percent)		125.00%
Debt covenant compliance, payment default or acceleration minimum		$ 25,000,000
US $420 Credit Facility | LIBOR
Debt Instrument [Line Items]
Interest rate added to variable rate basis (percent)		2.25%
US$1,200 facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 1,200,000,000	1,200,000,000	1,200,000,000
US$1,200 facility | LIBOR
Debt Instrument [Line Items]
Interest rate added to variable rate basis (percent)				2.25%
Revolving Credit Facility | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Proceeds from debt					50,000,000
Maximum borrowing capacity					100,000,000.0
Line of Credit Facility, amount outstanding					50,000,000
Revolving Credit Facility | US $420 Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 100,000,000
Term Loans | US $420 Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 320,000,000
Credit Facilities | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Maximum borrowing capacity					1,800,000,000	1,800,000,000
Credit Facilities | US$1,200 facility
Debt Instrument [Line Items]
Debt instrument, periodic payment terms, balloon payments to be paid			$ 20,600,000.0		69,900,000.0
Pay rate, fixed rate (percentage)			2.25%
Commitment fee percentage (in hundredths)			1.40%
Debt instrument, collateral amount					173,400,000
Due to related parties					$ 65,800,000	$ 78,200,000
Minimum | US $420 Credit Facility | LIBOR
Debt Instrument [Line Items]
Interest rate added to variable rate basis, additional margin (percent)		0.125%
Maximum | US $420 Credit Facility | LIBOR
Debt Instrument [Line Items]
Interest rate added to variable rate basis, additional margin (percent)		0.75%